Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Withdrew of interest income to pay its franchise tax obligations (in Dollars)			$ 1,179,244		$ 1,009,194
Cash withdrawn from Trust Account to pay franchise taxes (in Dollars)			$ 170,050
Statutory tax rate	2.40%	21.00%	0.30%	21.20%
Shares of common stock that were subject to forfeiture			1,422,573	11,557,525	9,831,911	11,572,288
Shares of common stock that were subject to forfeiture			11,557,525
Purchase of common stock			17,400,000		17,400,000
Federal depository insurance (in Dollars)			$ 250,000		$ 250,000